Risk Management (Details) - Schedule of allowance and exposure at default (EAD) of the loans - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of allowance and exposure at default (EAD) of the loans [Abstract]
Loans and account receivable	$ 373,506	$ 224,087
Allowance for ECL	$ 87,418	$ 119,537